NATURE OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Working capital deficiency	$ (323,911)
Accumulated deficit	(31,929,644)	$ (31,671,468)
Net loss	$ (258,176)	$ (224,465)	$ (306,340)
Ordinary Share
Date of incorporation	Jan. 28, 2022